Investments in subsidiaries	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in subsidiaries

19	Investments in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2020
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-cumulative third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG1	Germany	99.33	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares (CRP)
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1    The Group acquired the remaining minority equity interest in HSBC Trinkaus & Burkhardt AG on 1 February 2021. The Group now owns 100% of this subsidiary
Details of the debt, subordinated debt and preference shares issued by the main subsidiaries to parties external to the Group are included in Note 25 ‘Debt securities in issue’ and Note 28 ‘Subordinated liabilities’, respectively.
A list of all related undertakings is set out in Note 37. The principal countries of operation are the same as the countries and territories of incorporation except for HSBC Life (International) Limited, which operates mainly in Hong Kong.
HSBC is structured as a network of regional banks and locally incorporated regulated banking entities. Each bank is separately capitalised in accordance with applicable prudential requirements and maintains a capital buffer consistent with the Group’s risk appetite for the relevant country or region. HSBC’s capital management process is incorporated in the annual operating plan, which is approved by the Board.
HSBC Holdings is the primary provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ issuance of equity and non-equity capital, and by profit retention. The net reduction in investments in subsidiaries was partly due to the impairment of HSBC Overseas Holdings (UK) Limited of $0.4bn.
As part of its capital management process, HSBC Holdings seeks to maintain a balance between the composition of its capital and its investment in subsidiaries. Subject to this, there is no current or foreseen impediment to HSBC Holdings’ ability to provide funding for such investments. During 2020, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
The amount of guarantees by HSBC Holdings in favour of other Group entities is set out in Note 32.
Information on structured entities consolidated by HSBC where HSBC owns less than 50% of the voting rights is included in Note 20 ‘Structured entities’. In each of these cases, HSBC controls and consolidates an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries with significant non-controlling interests
	2020	2019
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	843	1,229
Accumulated non-controlling interests of the subsidiary	7,604	7,262
Dividends paid to non-controlling interests	625	720
Summarised financial information:
– total assets	224,483	212,485
– total liabilities	202,907	191,819
– net operating income before changes in expected credit losses and other credit impairment charges	4,568	5,558
– profit for the year	2,230	3,251
– total comprehensive income for the year	2,535	3,461